11008631

NASDAQ
THE NASDAQ OMX GROUP

Gary Sundick
Vice President
Listing Qualifications

Received SEC
DEC 16 2011
Washington, DC 20549

By Electronic Mail

CERT NAS
File No. 001-11001

December 16, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on December 14, 2011 The Nasdaq Stock Market (the "Exchange") received from Frontier Communications Corporation (the "Registrant") a copy of the Registrant's application on Form 10 for the registration of the following security:

Common Stock, par value $0.25 per share

We further certify that the security described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary N. Sundick